RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency sensitivity analysis
Exchange rate variation	242.30%	85.70%
Exchange rate variation	(242.30%)	(85.70%)
Increase in profit loss	$ 89,551,785	$ 21,234,561
Decrease in profit loss	(89,551,785)	(21,234,561)
Increase in equity	89,551,785	21,234,561
Decrease in equity	$ (89,551,785)	$ (21,234,561)
US Dollar [member]
Foreign currency sensitivity analysis
Exchange rate variation	242.30%	85.70%
Exchange rate variation	(242.30%)	(85.70%)
Increase in profit loss	$ 79,605,198	$ 19,097,099
Decrease in profit loss	(79,605,198)	(19,097,099)
Increase in equity	79,605,198	19,097,099
Decrease in equity	$ (79,605,198)	$ (19,097,099)
Euro [member]
Foreign currency sensitivity analysis
Exchange rate variation	242.30%	85.70%
Exchange rate variation	(242.30%)	(85.70%)
Increase in profit loss	$ 982,053	$ 892,205
Decrease in profit loss	(982,053)	(892,205)
Increase in equity	982,053	892,205
Decrease in equity	$ (982,053)	$ (892,205)
Other Currency [member]
Foreign currency sensitivity analysis
Exchange rate variation	242.30%	85.70%
Exchange rate variation	(242.30%)	(85.70%)
Increase in profit loss	$ 8,964,534	$ 1,245,257
Decrease in profit loss	(8,964,534)	(1,245,257)
Increase in equity	8,964,534	1,245,257
Decrease in equity	$ (8,964,534)	$ (1,245,257)